CREDIT FROM BANKING INSTITUTIONS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CREDIT FROM BANKING INSTITUTIONS

NOTE 10 -      CREDIT FROM BANKING INSTITUTIONS

A. Short term loans:

	US dollars
	December 31,
(in thousands)	2021	2020

Short-term loans - linked to the Mexican Pezo	699	920
Current maturities of long-term loan (Note 10B)	17,558	19,468
	18,257	20,388

F - 32

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 10 -      CREDIT FROM BANKING INSTITUTIONS (cont.)

B. Long term loan:

In August 2018, the Company signed on Loan Agreement (the “Loan agreement”) with commercial Israeli bank (the “Bank”) under which the Company has received an amount of approximately 296 million NIS (US$81.7 million) (the “Loan”) from the bank for a period of 5-years that bears an annual interest rate of prime rate (as of December 31, 2021, the prime rate was 1.6%) + 0.53%. In December 2018 and March 2021, the Company repaid to the bank in an early repayments amounts of approximately 30 and 20 million NIS respectively (US$8.0 and US$6.0 million, respectively).

According to the loan agreement the Company is obligated to comply with the following covenants (the “Loan Covenants”):

•

Equity to total assets Ratio - The Ratio will not be less than 30%.

•

Total equity - Total equity will not be less than $15 million.

•

Net debt to EBITDA Ratio - The Ratio will not exceed 4.

•

EBITDA - EBITDA will not be less than $10 million.

The company is required to maintain such covenants on a quarterly basis

Upon noncompliance with any of the above mentioned covenants, the bank shall have the right to demand immediate repayment of the remaining balance of the loan.

During 2020, 2021 and as of December 31, 2021, and 2020, the Company was in compliance with the Loan Covenants.

C. Maturity dates:

US dollars
(in thousands)	December 31, 2021

First year	18,257
Second year	13,169
31,426

D. Lines of credit:

Unutilized short-term lines of credit of the Group as of December 31, 2021, aggregated to US$ 0.9 million.